SUPPLEMENT DATED OCTOBER 15, 2015
TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2003
FOR KEYLIFE

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Contract.

On or about May 1, 2016, the name of the following investment option will change:

Current Name	New Name

Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Government Money Market Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.